BUSINESS OVERVIEW AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Vistek is incorporated in the Cayman Islands on November 8, 2023 under the Companies Act as an exempted company with limited liability. The authorized share capital is US$500,000 divided into 500,000,000 Ordinary Shares, par value US$0.001 each. On December 9, 2024 on the basis of 2,500 ordinary shares for every one share, our authorized share capital was changed to $500,000 divided into 1,250,000,000,000 shares with a par value of $0.0000004 each

Vistek, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the business of the provision of cabling services specializing in telecommunication and power infrastructure works in Singapore.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Vistek Group	● British Virgin Islands company ● Incorporated on November 20, 2023 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding ● Provision of investment holding	100% owned by Vistek

Vistek SG

● Singaporean company

● Incorporated on January 21, 2003

● Issued and outstanding 1,000,000 ordinary shares for S$1,000,000

● Provision of cabling services specializing in telecommunication and power infrastructure works

100% owned by Vistek Group

Reorganization

The Company is in the process of completing several transactions for the purposes of an internal reorganization, as detailed below.

On November 8, 2023, the Company was incorporated in the Cayman Islands and on November 20, 2023, the initial 2 shares were issued as to 1 share to Mr. Ho and 1 share to Mr. Teo.

On August 8, 2024, Mr. Ho and Mr. Teo each subscribed for 83 and 13 shares, respectively at par. Following such issue, the Company was held as to 84 shares by Mr. Ho and 14 shares by Mr. Teo.

On August 22, 2024, Mr. Ho and Mr. Teo transferred their 84 and 14 shares in the Company respectively to their nominee, Vistek Alliance in consideration of the allotment and issue of 84 and 14 shares to Mr. Ho and Mr. Teo respectively, credited as fully paid.

On August 26, 2024, Vistek Alliance, Diamond Stream and Vibrant Epoch subscribed for 9,000, 450 and 450 shares in the Company for cash at par resulting in the share capital of the Company held as to approximately 91.0%, 4.5% and 4.5% by Vistek Alliance, Diamond Stream and Vibrant Epoch respectively.

On September 19, 2024, Vistek Alliance transferred 490 shares to Mega Optimal for $0.5 million representing 4.9% of the issued share capital of the Company.

On September 19, 2024, Vistek Alliance transferred 490 shares to the Estate of Mr. Tong for $0.5 million representing 4.9% of the issued share capital of the Company.

On September 27, 2024, Mr. Ho, Mr. Teo and the Company entered into a share swap agreement, pursuant to which Mr. Ho, and Mr. Teo transferred their respective shares in Vistek SG to Vistek Group, in consideration of the Company allotting and issuing 2 shares to Mr. Ho and Mr. Teo’s nominee, Vistek Alliance, credited as fully paid.

On December 9, 2024, following the Forward Split and Surrender, our total issued shares are held as to 81.2% (16,443,000 shares), 4.5% (911,250 shares), 4.5% (911,250 shares), 4.9% (992,250 shares) and 4.9% (992,250 shares) by Vistek Alliance, Diamond Stream, Vibrant Epoch, Mega Optimal and the Estate of Mr. Tong respectively.

On April 4, 2025, the shares held by the Estate of Mr. Tong was transferred to Ms. Khoo Lay Yong via probate.

Prior to the group reorganization, Vistek SG was held as to 85.0% and 15.0% by Mr. Ho and Mr. Teo, respectively. Upon completion of the reorganization, Vistek Group and Vistek SG are our wholly-owned subsidiaries.

During the years presented in these consolidated financial statements, the control of the entities has remained under the control of Mr. Ho and Mr. Teo. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of Vistek and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

Vistek is incorporated in the Cayman Islands on November 8, 2023 under the Companies Act as an exempted company with limited liability. The authorized share capital is US$500,000 divided into 500,000,000 Ordinary Shares, par value US$0.001 each. On December 9, 2024 on the basis of 2,500 ordinary shares for every one share, our authorized share capital was changed to $500,000 divided into 1,250,000,000,000 shares with a par value of $0.0000004 each

Vistek, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the business of the provision of cabling services specializing in telecommunication and power infrastructure works in Singapore.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Vistek Group	● British Virgin Islands company ● Incorporated on November 20, 2023 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding ● Provision of investment holding	100% owned by Vistek

Vistek SG

● Singaporean company

● Incorporated on January 21, 2003

● Issued and outstanding 1,000,000 ordinary shares for S$1,000,000

● Provision of cabling services specializing in telecommunication and power infrastructure works

100% owned by Vistek Group

Reorganization

The Company is in the process of completing several transactions for the purposes of an internal reorganization, as detailed below.

On November 8, 2023, the Company was incorporated in the Cayman Islands and on November 20, 2023, the initial 2 shares were issued as to 1 share to Mr. Ho and 1 share to Mr. Teo.

On August 8, 2024, Mr. Ho and Mr. Teo each subscribed for 83 and 13 shares, respectively at par. Following such issue, the Company was held as to 84 shares by Mr. Ho and 14 shares by Mr. Teo.

On August 22, 2024, Mr. Ho and Mr. Teo transferred their 84 and 14 shares in the Company respectively to their nominee, Vistek Alliance in consideration of the allotment and issue of 84 and 14 shares to Mr. Ho and Mr. Teo respectively, credited as fully paid.

On August 26, 2024, Vistek Alliance, Diamond Stream and Vibrant Epoch subscribed for 9,000, 450 and 450 shares in the Company for cash at par resulting in the share capital of the Company held as to approximately 91.0%, 4.5% and 4.5% by Vistek Alliance, Diamond Stream and Vibrant Epoch respectively.

On September 19, 2024, Vistek Alliance transferred 490 shares to Mega Optimal for $0.5 million representing 4.9% of the issued share capital of the Company.

On September 19, 2024, Vistek Alliance transferred 490 shares to the Estate of Mr. Tong for $0.5 million representing 4.9% of the issued share capital of the Company.

On September 27, 2024, Mr. Ho, Mr. Teo and the Company entered into a share swap agreement, pursuant to which Mr. Ho, and Mr. Teo transferred their respective shares in Vistek SG to Vistek Group, in consideration of the Company allotting and issuing 2 shares to Mr. Ho and Mr. Teo’s nominee, Vistek Alliance, credited as fully paid.

On December 9, 2024, following the Forward Split and Surrender, our total issued shares are held as to 81.2% (16,443,000 shares), 4.5% (911,250 shares), 4.5% (911,250 shares), 4.9% (992,250 shares) and 4.9% (992,250 shares) by Vistek Alliance, Diamond Stream, Vibrant Epoch, Mega Optimal and the Estate of Mr. Tong respectively.

On April 4, 2025, the shares held by the Estate of Mr. Tong was transferred to Ms. Khoo Lay Yong via probate.

Prior to the group reorganization, Vistek SG was held as to 85.0% and 15.0% by Mr. Ho and Mr. Teo, respectively. Upon completion of the reorganization, Vistek Group and Vistek SG are our wholly-owned subsidiaries.

During the years presented in these consolidated financial statements, the control of the entities has remained under the control of Mr. Ho and Mr. Teo. Accordingly, the combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The consolidation of Vistek and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.